Net Gains (Losses) on Financial Assets Available for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Net gains (losses) on financial assets available for sale [Abstract]
Net Gains (Losses) on Financial Assets Available for Sale [text block table]
in € m.	2018	2017
Net gains (losses) on financial assets available for sale:
Net gains (losses) on debt securities:	N/A	114
Net gains (losses) from disposal	N/A	115
Impairments	N/A	(1)
Net gains (losses) on equity securities:	N/A	219
Net gains (losses) from disposal/remeasurement	N/A	219
Impairments	N/A	(1)
Net gains (losses) on loans:	N/A	37
Net gains (losses) from disposal	N/A	45
Impairments	N/A	(8)
Reversal of impairments	N/A	0
Net gains (losses) on other equity interests:	N/A	110
Net gains (losses) from disposal	N/A	137
Impairments	N/A	(27)
Total net gains (losses) on financial assets available for sale	N/A	479